Commitments & Contingencies (Details) - USD ($)				1 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 15, 2021	Mar. 10, 2021	Jan. 13, 2021	Mar. 19, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	May 31, 2020
Commitments & Contingencies (Details) [Line Items]
Registration rights terms description					EarlyBirdCapital may only make a demand on one occasion and only during the five-year period beginning on the effective date of the registration statement. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination; provided, however, that EarlyBirdCapital may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the registration statement. The Company will bear the expenses incurred in connection with the filing of any such registration statements.		EarlyBirdCapital may only make a demand on one occasion and only during the five-year period beginning on March 10, 2021. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination; provided, however, that EarlyBirdCapital may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the registration statement. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting discount percentage					2.00%
Units in shares (in Shares)						12,000,000
Underwriters received a total							$ 628,652
Proposed public offering period							1 year
Percentage of escrow account							90.00%
Dividend shares of common stock (in Shares)		0.2
Fixed underwriting discount	$ 2,400,000
Partially exercised the over-allotment option to purchase (in Shares)				1,300,000
Fixed underwriting discount				$ 260,000
Fair value of representative shares			$ 2,024,463
Underwriters Agreement [Member]
Commitments & Contingencies (Details) [Line Items]
Proposed public offering shares (in Shares)					1,800,000
Units in shares (in Shares)							2,760,000
Percentage of escrow account							90.00%
Description of agreement							EarlyBirdCapital and I-Bankers Securities, Inc. (the “Underwriters”) have a 45-day option from the date of the IPO to purchase up to an additional 1,800,000 Public Units to cover over-allotments, if any. The Underwriters were entitled to a cash underwriting discount of two percent (2%) of the gross proceeds of the IPO, or $2,400,000 (or up to $2,760,000 if the underwriters’ over-allotment is exercised in full).
SoundHound, Inc. [Member]
Commitments & Contingencies (Details) [Line Items]
Description of agreement					The 2016 Plan provides for incentive stock options to be granted to employees at an exercise price not less than 100% of the fair value at the grant date as determined by the Board of Directors, unless the optionee is a 10% stockholder, in which case the option price will not be less than 110% of such fair market value. Options granted generally have a maximum term of 10 years from grant date, are exercisable upon vesting unless otherwise designated for early exercise by the Board of Directors at the time of grant, and generally vest over a four-year period, with a 25% cliff vesting after one year and then ratably on a monthly basis for the remaining three years.				The 2016 Plan provides for incentive stock options to be granted to employees at an exercise price not less than 100% of the fair value at the grant date as determined by the Board of Directors, unless the optionee is a 10% stockholder, in which case the option price will not be less than 110% of such fair market value. Options granted generally have a maximum term of 10 years from grant date, are exercisable upon vesting unless otherwise designated for early exercise by the Board of Directors at the time of grant, and generally vest over a four-year period, with a 25% cliff vesting after one year and then ratably on a monthly basis for the remaining three years.
Fixed underwriting discount							$ 1,506			$ 2,529	$ 4,175
Rent expense								$ 4,477,000	$ 4,221,000
Letter of credit								1,656,000	$ 1,656,000
Restricted cash in prepaind					$ 1,290,000			1,290,000
Other current assets restricted					230,000			230,000
Long term restricted cash					1,060,000			1,060,000
Sales tax exposure								800,000
Cloud costs							100,000
Landlord of lease guarantee							$ 1,060
Contingencies					$ 800,000			$ 800,000
Representative Shares [Member]
Commitments & Contingencies (Details) [Line Items]
Number of shares (in Shares)			350,000
Share price (in Dollars per share)			$ 0.0001
Dividend shares of common stock (in Shares)		0.2
Additional shares issued (in Shares)		70,000
Aggregate units in shares (in Shares)		420,000
Representative Shares [Member] | Subsequent Event [Member]
Commitments & Contingencies (Details) [Line Items]
Number of shares (in Shares)			350,000
Share price (in Dollars per share)			$ 0.0001
Business Combination Marketing Agreement [Member]
Commitments & Contingencies (Details) [Line Items]
Description of business combination					The Company will pay EarlyBirdCapital a cash fee for such services upon the consummation of its initial Business Combination in an amount equal to 3.5% of the gross proceeds of the Proposed Public Offering (exclusive of any applicable finders’ fees which might become payable); provided that up to 30% of the fee may be allocated at the Company’s sole discretion to other FINRA members (including, with EarlyBirdCapital’s prior consent which shall not be unreasonably withheld, companies affiliated with the Company or its officers or directors) that assist the Company in identifying or consummating an initial Business Combination.		The Company will pay EarlyBirdCapital a cash fee for such services upon the consummation of its initial Business Combination in an amount equal to 3.5% of the gross proceeds of the IPO (exclusive of any applicable finders’ fees which might become payable); provided that up to 30% of the fee may be allocated at the Company’s sole discretion to other FINRA members (including, with EarlyBirdCapital’s prior consent which shall not be unreasonably withheld, companies affiliated with the Company or its officers or directors) that assist the Company in identifying or consummating an initial Business Combination.
Business Combination Legal Services Agreement [Member]
Commitments & Contingencies (Details) [Line Items]
Description of retainer fees							the Company is required to pay a total of $250,000 in retainer fees to Loeb for services related to the initial Business Combination upon the completion of certain milestones. The balance of any additional legal fees incurred related to the initial Business Combination will be due at the closing of the SPAC Merger. As of September 30, 2021, the Company had paid a total of $50,000 of retainer fees to Loeb.
Over-allotment [Member]
Commitments & Contingencies (Details) [Line Items]
Underwriters received a total				$ 2,660,000
Over-allotment [Member] | Underwriters Agreement [Member]
Commitments & Contingencies (Details) [Line Items]
Units in shares (in Shares)							2,400,000
Forecast [Member]
Commitments & Contingencies (Details) [Line Items]
Dividend shares of common stock (in Shares)		0.2
Forecast [Member] | Representative Shares [Member]
Commitments & Contingencies (Details) [Line Items]
Dividend shares of common stock (in Shares)		0.2
Additional shares issued (in Shares)		70,000
Aggregate units in shares (in Shares)		420,000